UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard International Core Stock Fund Investor Shares - VWICX

Vanguard International Core Stock Fund Admiral™ Shares - VZICX

Vanguard International Core Stock Fund
Investor Shares (VWICX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.49%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$2,457
Number of Portfolio Holdings	94
Portfolio Turnover Rate	40%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asia	42.0%
Europe	43.2%
North America	6.9%
Oceania	2.9%
Other	1.7%
South America	1.8%
Other Assets and Liabilities—Net	1.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2404

Vanguard International Core Stock Fund
Admiral™ Shares (VZICX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.39%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$2,457
Number of Portfolio Holdings	94
Portfolio Turnover Rate	40%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asia	42.0%
Europe	43.2%
North America	6.9%
Oceania	2.9%
Other	1.7%
South America	1.8%
Other Assets and Liabilities—Net	1.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR534

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard International Core Stock Fund

Contents
Financial Statements	1

International Core Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Australia (2.9%)
	Stockland	7,637,012	23,564
	ANZ Group Holdings Ltd.	981,405	17,969
	Rio Tinto Ltd.	198,332	14,391
	Goodman Group	791,671	14,208
			70,132
Belgium (0.9%)
	KBC Group NV	253,476	23,103
Brazil (1.8%)
	Telefonica Brasil SA	3,077,890	26,877
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	956,700	17,100
			43,977
Canada (5.9%)
[1]	Nutrien Ltd.	555,402	27,565
	Barrick Gold Corp.	1,367,707	26,555
	Sun Life Financial Inc.	449,320	25,715
	ARC Resources Ltd.	1,270,421	25,540
	Royal Bank of Canada	225,615	25,414
	Lundin Mining Corp.	1,773,401	14,369
			145,158
China (8.8%)
	Tencent Holdings Ltd.	791,947	50,602
	BYD Co. Ltd. Class H	682,500	34,559
*,2	Meituan Class B	1,590,100	31,997
	PICC Property & Casualty Co. Ltd. Class H	15,983,898	29,597
	Yum China Holdings Inc.	493,550	25,800
	Trip.com Group Ltd.	303,233	19,276
	Fuyao Glass Industry Group Co. Ltd. Class A	1,590,928	12,840
	KE Holdings Inc. Class A	1,848,661	12,499
			217,170
Denmark (1.6%)
	Novo Nordisk A/S Class B	561,379	38,386
France (7.8%)
	Societe Generale SA	880,804	39,737
	TotalEnergies SE	554,548	35,731
	Engie SA	1,758,332	34,263
	Legrand SA	283,737	30,049
	Accor SA	610,686	27,850
	Capgemini SE	155,560	23,374
			191,004
Germany (9.4%)
	SAP SE	155,938	41,784
	Allianz SE (Registered)	78,634	30,094
	Siemens AG (Registered)	126,546	29,225
	Rheinmetall AG	18,231	26,087
	Deutsche Telekom AG (Registered)	647,625	23,910
	adidas AG	92,355	21,783
	E.ON SE	1,417,275	21,394
	Heidelberg Materials AG	114,099	19,668
	Talanx AG	151,871	15,973
			229,918
Hong Kong (1.2%)
	AIA Group Ltd.	3,930,800	29,756
India (5.1%)
	ICICI Bank Ltd.	2,114,974	33,243

International Core Stock Fund
		Shares	Market Value• ($000)
	Larsen & Toubro Ltd.	535,499	21,777
	Tech Mahindra Ltd.	1,126,367	18,579
	Mahindra & Mahindra Ltd.	505,668	15,695
[2]	Macrotech Developers Ltd.	1,033,357	14,417
	Bajaj Auto Ltd.	123,043	11,295
	Varun Beverages Ltd.	1,750,331	11,014
			126,020
Ireland (1.1%)
	AIB Group plc	4,244,824	27,418
Italy (1.3%)
	FinecoBank Banca Fineco SpA	1,609,490	31,878
Japan (14.3%)
	Sony Group Corp.	2,050,330	51,880
	Mitsubishi UFJ Financial Group Inc.	2,886,500	39,354
	Resona Holdings Inc.	3,312,600	28,925
	Nippon Telegraph & Telephone Corp.	29,533,300	28,543
	FANUC Corp.	1,016,800	27,703
	MatsukiyoCocokara & Co.	1,571,900	24,591
	Asahi Group Holdings Ltd.	1,898,000	24,250
	Mitsubishi Electric Corp.	1,310,100	24,161
	Mizuho Financial Group Inc.	827,700	22,715
	Mitsui Fudosan Co. Ltd.	2,450,473	21,944
	Nomura Research Institute Ltd.	640,200	20,840
	Otsuka Holdings Co. Ltd.	387,740	20,205
	Honda Motor Co. Ltd.	1,734,500	15,697
			350,808
Mexico (1.0%)
	Wal-Mart de Mexico SAB de CV	9,115,949	25,106
Netherlands (3.7%)
	Coca-Cola Europacific Partners plc	315,407	27,450
	AerCap Holdings NV	212,889	21,751
	ASML Holding NV	31,571	20,893
*	Koninklijke Philips NV	777,222	19,786
			89,880
Other (1.7%)
[3]	Vanguard FTSE Developed Markets ETF	830,159	42,197
Russia (0.0%)
*,4	Magnit PJSC	31,141	—
Saudi Arabia (1.1%)
	Saudi Awwal Bank	2,597,865	25,951
Singapore (3.1%)
	DBS Group Holdings Ltd.	927,147	31,839
*	Grab Holdings Ltd. Class A	5,798,865	26,269
	Singapore Telecommunications Ltd.	7,330,000	18,592
			76,700
South Korea (2.4%)
	SK Hynix Inc.	177,285	23,633
	Hyundai Motor Co.	147,296	19,895
	KB Financial Group Inc.	304,182	16,488
			60,016
Spain (1.1%)
	Industria de Diseno Textil SA	541,515	26,963
Sweden (2.0%)
*	Volvo AB Class B	920,878	27,017
*	Spotify Technology SA	42,338	23,287
			50,304
Switzerland (4.0%)
	Novartis AG (Registered)	468,909	52,082
	Holcim AG	249,639	26,864

International Core Stock Fund
	Shares	Market Value• ($000)
* Galderma Group AG	192,547	20,349
		99,295
Taiwan (5.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,111,045	87,616
MediaTek Inc.	663,000	28,576
Uni-President Enterprises Corp.	7,314,000	17,836
		134,028
United Arab Emirates (0.5%)
Emaar Properties PJSC	3,495,964	12,661
United Kingdom (10.3%)
Shell plc	1,425,225	51,879
AstraZeneca plc	240,039	35,248
Tesco plc	8,139,481	35,018
Barclays plc	8,251,187	31,025
Haleon plc	4,446,303	22,455
Intermediate Capital Group plc	843,248	21,477
Glencore plc	5,863,490	21,461
BAE Systems plc	1,012,217	20,439
Next plc	97,808	14,092
		253,094
Total Common Stocks (Cost $2,148,503)		2,420,923
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5,6] Vanguard Market Liquidity Fund, 4.342% (Cost $7,685)	76,860	7,685
Total Investments (98.8%) (Cost $2,156,188)		2,428,608
Other Assets and Liabilities—Net (1.2%)		28,349
Net Assets (100%)		2,456,957
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,047.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $46,414, representing 1.9% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $7,590 was received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,107,246)	2,378,726
Affiliated Issuers (Cost $48,942)	49,882
Total Investments in Securities	2,428,608
Investment in Vanguard	60
Foreign Currency, at Value (Cost $11,581)	11,587
Receivables for Investment Securities Sold	23,131
Receivables for Accrued Income	12,065
Receivables for Capital Shares Issued	5,445
Total Assets	2,480,896
Liabilities
Due to Custodian	7,307
Payables for Investment Securities Purchased	4,325
Collateral for Securities on Loan	7,590
Payables for Capital Shares Redeemed	1,567
Payables to Investment Advisor	1,196
Payables to Vanguard	260
Deferred Foreign Capital Gains Taxes	1,694
Total Liabilities	23,939
Net Assets	2,456,957
1 Includes $7,047 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	2,138,059
Total Distributable Earnings (Loss)	318,898
Net Assets	2,456,957

Investor Shares—Net Assets
Applicable to 15,478,893 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	212,370
Net Asset Value Per Share—Investor Shares	$13.72

Admiral™ Shares—Net Assets
Applicable to 81,746,065 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,244,587
Net Asset Value Per Share—Admiral Shares	$27.46
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	23,176
Dividends—Affiliated Issuers	945
Interest—Unaffiliated Issuers	27
Interest—Affiliated Issuers	508
Securities Lending—Net	25
Total Income	24,681
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,903
Performance Adjustment	352
The Vanguard Group—Note C
Management and Administrative—Investor Shares	175
Management and Administrative—Admiral Shares	1,402
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—Admiral Shares	67
Custodian Fees	102
Shareholders’ Reports and Proxy Fees—Investor Shares	9
Shareholders’ Reports and Proxy Fees—Admiral Shares	65
Trustees’ Fees and Expenses	1
Other Expenses	106
Total Expenses	4,188
Net Investment Income	20,493
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	59,417
Investment Securities Sold—Affiliated Issuers	1,370
Foreign Currencies	(251)
Realized Net Gain (Loss)	60,536
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	(55,105)
Investment Securities—Affiliated Issuers	(1,141)
Foreign Currencies	(24)
Change in Unrealized Appreciation (Depreciation)	(56,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,759
1	Dividends are net of foreign withholding taxes of $983.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $962.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($3,088).
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,493	39,112
Realized Net Gain (Loss)	60,536	39,510
Change in Unrealized Appreciation (Depreciation)	(56,270)	304,937
Net Increase (Decrease) in Net Assets Resulting from Operations	24,759	383,559
Distributions
Investor Shares	(3,500)	(1,915)
Admiral Shares	(48,610)	(29,145)
Total Distributions	(52,110)	(31,060)
Capital Share Transactions
Investor Shares	91,225	18,764
Admiral Shares	411,433	357,215
Net Increase (Decrease) from Capital Share Transactions	502,658	375,979
Total Increase (Decrease)	475,307	728,478
Net Assets
Beginning of Period	1,981,650	1,253,172
End of Period	2,456,957	1,981,650
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,				October 1, 2019[1] to September 30, 2020
		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.96	$11.22	$9.58	$12.50	$9.91	$10.00
Investment Operations
Net Investment Income[2]	.134	.291	.305	.329	.307	.190
Net Realized and Unrealized Gain (Loss) on Investments	(.045)	2.703	1.550	(2.723)	2.490	(.269)
Total from Investment Operations	.089	2.994	1.855	(2.394)	2.797	(.079)
Distributions
Dividends from Net Investment Income	(.259)	(.254)	(.215)	(.336)	(.207)	(.011)
Distributions from Realized Capital Gains	(.070)	—	—	(.190)	—	—
Total Distributions	(.329)	(.254)	(.215)	(.526)	(.207)	(.011)
Net Asset Value, End of Period	$13.72	$13.96	$11.22	$9.58	$12.50	$9.91
Total Return[3]	0.79%	27.08%	19.47%	-20.00%	28.44%	-0.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$212	$123	$82	$60	$70	$39
Ratio of Total Expenses to Average Net Assets[4]	0.49%	0.48%	0.48%	0.48%[5]	0.45%	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.97%	2.32%	2.72%	2.84%	2.53%	2.04%[6]
Portfolio Turnover Rate	40%	74%	76%	63%	89%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, 0.03%, and 0.00%. Performance-based investment advisory fees did not apply before fiscal year 2021.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48% and 0.45%, respectively.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,				October 1, 2019[1] to September 30, 2020
		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.94	$22.46	$19.17	$25.02	$19.85	$20.00
Investment Operations
Net Investment Income[2]	.262	.615	.647	.671	.684	.401
Net Realized and Unrealized Gain (Loss) on Investments	(.065)	5.395	3.096	(5.446)	4.921	(.527)
Total from Investment Operations	.197	6.010	3.743	(4.775)	5.605	(.126)
Distributions
Dividends from Net Investment Income	(.537)	(.530)	(.453)	(.695)	(.435)	(.024)
Distributions from Realized Capital Gains	(.140)	—	—	(.380)	—	—
Total Distributions	(.677)	(.530)	(.453)	(1.075)	(.435)	(.024)
Net Asset Value, End of Period	$27.46	$27.94	$22.46	$19.17	$25.02	$19.85
Total Return[3]	0.87%	27.18%	19.65%	-19.95%	28.47%	-0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,245	$1,859	$1,171	$625	$466	$149
Ratio of Total Expenses to Average Net Assets[4]	0.39%	0.38%	0.38%	0.38%[5]	0.35%	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.93%	2.44%	2.88%	2.93%	2.78%	2.15%[6]
Portfolio Turnover Rate	40%	74%	76%	63%	89%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, 0.03%, and 0.00%. Performance-based investment advisory fees did not apply before fiscal year 2021.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.38% and 0.35%, respectively.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Notes to Financial Statements
Vanguard International Core Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the

International Core Stock Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI All Country World Index ex USA for the preceding three years. For the six months ended March 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets, before a net increase of $352,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $60,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	214,241	—	—	214,241
Common Stocks—Other	140,954	2,065,728	—	2,206,682
Temporary Cash Investments	7,685	—	—	7,685
Total	362,880	2,065,728	—	2,428,608
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,159,224
Gross Unrealized Appreciation	374,500
Gross Unrealized Depreciation	(105,116)
Net Unrealized Appreciation (Depreciation)	269,384
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $11,106,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2025, the fund purchased $1,291,536,000 of investment securities and sold $843,622,000 of investment securities, other than temporary cash investments.

International Core Stock Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	113,678	8,360	56,397	4,469
Issued in Lieu of Cash Distributions	2,900	225	1,620	136
Redeemed	(25,353)	(1,886)	(39,253)	(3,136)
Net Increase (Decrease)—Investor Shares	91,225	6,699	18,764	1,469
Admiral Shares
Issued	542,041	20,010	627,654	25,132
Issued in Lieu of Cash Distributions	34,116	1,326	21,842	920
Redeemed	(164,724)	(6,118)	(292,281)	(11,662)
Net Increase (Decrease)—Admiral Shares	411,433	15,218	357,215	14,390
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard FTSE Developed Markets ETF	10,929	160,055	129,016	1,370	(1,141)	945	—	42,197
Vanguard Market Liquidity Fund	31,177	NA1	NA1	—	—	508	—	7,685
Total	42,106	160,055	129,016	1,370	(1,141)	1,453	—	49,882
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q24042 052025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Horizon Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	33,039,942,173	840,141,971	N/A	N/A
Mark Loughridge	32,145,629,716	1,734,454,430	N/A	N/A
Scott C. Malpass	32,966,830,469	913,253,675	N/A	N/A
John Murphy	33,013,234,485	866,849,661	N/A	N/A
Lubos Pastor	33,011,067,614	869,016,529	N/A	N/A
Rebecca Patterson	33,063,133,185	816,950,959	N/A	N/A
André F. Perold	32,910,033,311	970,050,832	N/A	N/A
Salim Ramji	32,979,685,231	900,398,913	N/A	N/A
Sarah Bloom Raskin	32,105,061,191	1,775,022,952	N/A	N/A
Grant Reid	33,056,652,378	823,431,767	N/A	N/A
David Thomas	32,942,982,230	937,101,916	N/A	N/A
Barbara Venneman	33,059,174,107	820,910,036	N/A	N/A
Peter F. Volanakis	32,162,177,991	1,717,906,153	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – International Core Stock Fund

The board of trustees of Vanguard International Core Stock Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Rather than relying on one style or valuation framework, Wellington Management seeks to construct an international portfolio that takes advantage of multiple alpha-generation techniques, which in their view increases their odds of success over time. They employ a multi-disciplinary investment approach that systematically draws investment ideas from Wellington Management’s quantitative research teams, macro-economic research, global industry analyst research, positions held by Wellington Management’s investment boutique teams, and ESG research that emphasizes positive governance practices. This multi-disciplinary approach yields an opportunity set of 350 to 400 companies, of which the team will make selections based on its assessment of each company’s management teams, capital allocation, and competitive advantages. The team then seeks to create a portfolio that prioritizes stock specific alpha potential, limiting the portfolio’s style, factor, region, and industry risk exposure. Wellington Management has managed the fund since its inception.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2019, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD HORIZON FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.